STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 8 - STOCK OPTIONS AND WARRANTS

During the nine months ended December 31, 2021 the Company issued 40,000 and 20,000 stock options, respectively, at an exercise price of $.29 and $.27, respectively to directors as compensation for their service.

During the three and nine months ended December 31, 2021 the Company issued 50,000 stock options at an exercise price of $.22 to the Vice President of Sales and Marketing as compensation due under his fiscal 2021 incentive bonus plan.

During the three and nine months ended December 31, 2020 the Company issued 100,000 stock options at an exercise price of $.29 to directors as compensation for their service.

The fair value of each option grant was estimated on the date of the grant using the Black-Scholes option-pricing model with the assumptions outlined below. The expected volatility is based upon historical volatility of our stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. The following inputs were used to value each option grant:

●	For the nine months ended December 31, 2021: expected dividend yield of 0%, risk-free interest rate between 0.43% and 0.96%, respectively with volatility between 149.5% and 157.0% respectively with an expected term of three years.

●	For the nine months ended December 31, 2020: expected dividend yield of 0%, risk-free interest rate of 0.18%, volatility of 146.7% and an expected term of three years.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021 and 2020

(Unaudited)

A summary of stock option activity for the nine months ended December 31, 2021 is summarized below:

	December 31, 2021
	Number of Options	Weighted Average Exercise Price
Stock Options:
Balance at beginning of period	1,680,000	$0.32
Granted	110,000	$0.25
Exercised	(80,000)	$0.18
Balance at end of period	1,710,000	$0.33

Options exercisable at end of period	1,600,000	$0.33

The following table summarizes information about employee stock options outstanding at December 31, 2021:

Range of Exercise Price	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractural Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2021	Weighted Average Exercise Price
$.12 - $.38	1,160,000	2.9	$0.24	1,050,000	$0.24
$.47 - $.55	550,000	5.2	$0.50	550,000	$0.50
*	1,710,000			1,600,000

*	Total number of options outstanding as of December 31, 2021 includes 650,000 options issued to three current and four former directors as compensation, and 1,090,000 options issued to key employees.

As of December 31, 2021, there was unrecognized expense of approximately $17,000 remaining on options currently vesting over time with approximately nine months remaining until these options are fully vested.

The intrinsic value of vested options as of December 31, 2021 was approximately $40,000.

As per the execution of the August 2021 private placement as disclosed in Note 2 and Note 10, common warrants and pre-funded warrants issued and outstanding as of December 31, 2021 are as follows:

Number of Shares
Warrants outstanding at March 31, 2021	-
Common warrants issued	34,666,667
Pre-funded warrants issued	16,833,333
Warrants outstanding at December 31, 2021	51,500,000

As of December 31, 2021, the Company’s warrants by expiration date were as follows:

Number of CommonWarrants	Number of Pre-funded Warrants	Exercise Price	Expiration Date
34,666,667	-	$0.35	9/15/2026
-	16,833,333	$0.01	N/A*
34,666,667	16,833,333

*	Pre-funded warrants expire on the dates they are exercised.

All outstanding warrants are fully vested.

NOTE 7 – SHAREHOLDERS’ EQUITY

COMMON STOCK ISSUANCES

During the years ended March 31, 2021 and 2020 the Company issued the following common stock shares:

Fiscal 2021:

On October 30, 2020 the Company issued 440,000 shares of its common stock to three executive officers who exercised stock options at an average exercise price of $.06 per share.

On November 6, 2020, the Company issued 43,105 shares of its common stock to our Board of Directors at $0.29 per share, pursuant to our annual director compensation plan for the fiscal year ending March 31, 2021.

Fiscal 2020:

On August 30, 2019 the Company issued 60,000 shares of its common stock to a former director who exercised stock options at an average exercise price of $0.17 per share.

On June 12, 2019, the Company issued 32,890 shares of its common stock to our Board of Directors at $0.38 per share, pursuant to our annual director compensation plan for the fiscal year ending March 31, 2020.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2021 and 2020

STOCK OPTIONS

On June 1, 2001, the Board of Directors approved the 2001 Stock Option Plan (“Plan”), as amended. The Plan was developed to provide a means whereby directors and selected employees, officers, consultants, and advisors of the Company may be granted incentive or non-qualified stock options to purchase common stock of the Company. As of March 31, 2021, the Plan had expired and no shares were available to be issued nor were any additional shares issued from the plan in Fiscal 2021 or 2020.

A summary of stock option activity for each of the years presented is summarized below.

	Fiscal 2021		Fiscal 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Stock Options:
Balance at beginning of year	2,230,000	$0.26	2,210,000	$0.25
Granted	100,000	$0.29	100,000	$0.38
Exercised	(440,000)	$0.06	(60,000)	$0.17
Forfeited	(210,000)	$0.17	(20,000)	$0.03
Balance at end of year *	1,680,000	$0.32	2,230,000	$0.26

Options exercisable at end of year	1,580,000	$0.33	2,130,000	$0.25

The following table summarizes information about employee stock options outstanding at March 31, 2021:

Range of Exercise Price	Number Outstanding at March 31, 2021	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at March 31, 2021	Weighted Average Exercise Price
$0.12 - $0.38	1,130,000	4.0	$0.24	1,030,000	$0.23
$0.47 - $0.55	550,000	6.4	$0.50	550,000	$0.50
*	1,680,000			1,580,000

*	Total number of options outstanding as of March 31, 2021 includes 600,000 options issued to five current and two former directors as compensation and 1,040,000 options issued to key employees that were not issued from the Plan.